Prepaid Expenses and Deposits (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Prepaid Expenses and Deposits [Table Text Block]
	2015	2014
Slotting fees	$53,208	$9,508
Insurance premiums	79,877	72,433
Rental deposits and other	156,498	91,900
	$289,583	$173,841